Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases
10.	Leases

Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. The Company entered into a five-year lease agreement with China International Consumer Electronics Show and Exchange Center (CEEC) commencing on July 17, 2017 and expiring on July 17, 2022. As of June 30, 2020, The Company has $209,977 of right-of-use assets, $102,902 in current operating lease liabilities and $112,045 in non-current operating lease liabilities as of June 30, 2020.

Significant assumptions and judgments made as part of the adoption of this new lease standard include determining (i) whether a contract contains a lease, (ii) whether a contract involves an identified asset, and (iii) which party to the contract directs the use of the asset. The discount rates used to calculate the present value of lease payments were determined based on hypothetical borrowing rates available to the Company over terms similar to the lease terms.

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

	As of June 30, 2020	As of December 31, 2019
	(Unaudited)	(Audited)
	$	$
Within 1 year	113,291	113,291
After 1 year but within 5 years	122,732	171,630
Total lease payments	236,023	284,921

Less: imputed interest	(21,076)	(16,318)
Total lease obligations	214,947	268,603
Less: current obligations	(102,902)	(102,159)
Long-term lease obligations	112,045	166,444

Based on the lease agreement entered into with CEEC, the Company is entitled to a subsidy of RMB 3,245,000 ($471,901) for renovation if the Company fulfills its contractual obligations. The full subsidy amount has been recorded in 2018 as deferred subsidy income when the renovation was completed in March 2018 and the Company commenced operations thereafter.

Deferred subsidy is amortized on a straight line basis over 52 months, which represents the remaining lease term of the CEEC contract. As of June 30, 2020, the deferred subsidy income amounted to $220,719.

11.	Leases

The adoption of the new lease guidance did not have a material impact on the Company’s results of operations or liquidity, but resulted in the recognition of operating lease liabilities and operating lease right-of-use assets on its balance sheets. Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. The Company entered into a five-year lease agreement with China International Consumer Electronics Show and Exchange Center (CEEC) commencing on July 17, 2017 and expiring on July 17, 2022. As of December 31, 2019, The Company has $264,164 of right-of-use assets, $102,159 in current operating lease liabilities and $166,444 in non-current operating lease liabilities as of December 31, 2019.

Significant assumptions and judgments made as part of the adoption of this new lease standard include determining (i) whether a contract contains a lease, (ii) whether a contract involves an identified asset, and (iii) which party to the contract directs the use of the asset. The discount rates used to calculate the present value of lease payments were determined based on hypothetical borrowing rates available to the Company over terms similar to the lease terms.

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

As of December 31, 2019
(Audited)
$

Within 1 year	113,291
After 1 year but within 5 years	171,630
Total lease payments	284,921

Less: imputed interest	(16,318)
Total lease obligations	268,603
Less: current obligations	(102,159)
Long-term lease obligations	166,444

Based on the lease agreement entered into with CEEC, the Company is entitled to a subsidy of RMB 3,245,000 ($471,901) for renovation if the Company fulfills its contractual obligations. The full subsidy amount has been recorded in 2018 as deferred subsidy income when the renovation was completed in March 2018 and the Company commenced operations thereafter.

Deferred subsidy is amortized on a straight line basis over 52 months, which represents the remaining lease term of the CEEC contract. As of December 31, 2019, the deferred subsidy income amounted to $277,678.